Organization and Significant Accounting Policies	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Organization and Significant Accounting Policies

Note 1 - Organization and Significant Accounting Policies

Organization and Lines of Business

CEPHAS Holding Corp formerly Legend Mobile, Inc., (the "Company"), was incorporated in Delaware on January 13, 1998 and is the successor to Interactive Entertainment Studio, Inc. (IES). IES was incorporated in the State of Nevada on May 27, 1997 and was merged into the Company in March 1998 for the sole purpose of changing the domicile of the Company to Delaware. On June 27, 2002, the Company filed a Certificate of Amendment to its Certificate of Incorporation to amend the Company's Certificate of Incorporation name from PTN Media, Inc. to Legend Mobile, Inc. In October 2008, the Company amended its articles to change the name to CEPHAS Holding Corp.

The Company is a developer and marketer of branded mobile phone applications for the iPhone platform. The Company is an approved developer by Apple Computer to distribute its products on their iTunes store. The Company currently sells the “Iron Sheik Soundboard” and it distributes free of charge “MMA Underboss” -a newswire dedicated to mixed martial arts news.  The Company also has a license from Mixed Martial Arts Champion, Fedor Emelianeko to produce iPhone applications under his brand and is currently developing that application.

In February 2001, the Company formed Legend Credit as a wholly owned subsidiary.  On April 1, 2003, Mr. Peter Klamka, CEO of the Company, contributed the rights to an affinity credit card business valued at $37,000 to Legend Credit. Mr. Klamka's contribution has been determined pursuant to Accounting Principles Board Opinion No. 29, "Non monetary Transactions," using his cost basis in the investment, which is the most readily determinable cost.  In exchange for this contribution, Legend Credit issued to Mr.  Peter Klamka 60% of the issued and outstanding shares of Legend Credit common stock and the Company issued to Mr. Klamka 850,000 shares of Series B convertible preferred stock. These issuances were valued at $22,200 and $14,800, respectively.  The Company retains a 40% minority interest in Legend Credit which is accounted for using the equity method.  Effective October 1, 2004, Mr. Klamka contributed an additional 10% interest in Legend Credit to the Company that was valued at $3,700 (10% of $37,000, the original value of the affinity credit card business). The Company now owns 50% of Legend Credit and accounts for the subsidiary using the acquisition method. The subsidiary currently has no business operations.

In July 1999, the Company formed Legend Studios, Inc. (formerly FragranceDirect.com, Inc.)  ("Legend Studios"), a majority owned subsidiary.   As of June 30, 2011, Legend Studios did not have any operations.

Basis of Presentation and Going Concern

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern.  The Company incurred a net loss for the years ended December 31, 2011 and 2010, had an accumulated deficit and a working capital deficit. In addition, the Company generates minimal revenue from its operations and is in default on the payment of notes payable and license fee payable obligations. These conditions raise substantial doubt as to the Company's   ability to continue as a going concern.   These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States. In the opinion of management, these interim financial statements include all of the adjustments necessary to make them not misleading.

The financial statements have, in management's opinion, been properly prepared within the framework of the significant accounting policies summarized below:

The Company plans to take the following steps that it believes will be sufficient to provide the Company with the ability to continue in existence.  The Company is seeking additional equity or debt capital to expand its mobile application business.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its 91%-owned subsidiary, Legend Studios, and its 50% owned subsidiary, Legend Credit. Significant intercompany accounts and transactions have been eliminated.

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company defines cash equivalents as all highly liquid debt instruments purchased with a maturity of three months or less, plus all certificates of deposit.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. As of December 31,, 2011 the Company used estimates in determining the value of common stock issued to consultants for services. Actual results could differ from these estimates.

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist of cash. The Company places its cash with high quality financial institutions and at times may exceed the FDIC $250,000 insurance limit. The Company extends credit based on an evaluation of the customer's financial condition, generally without collateral.  Exposure to losses on receivables is principally dependent on each customer's financial condition. The Company monitors its exposure for credit losses and maintains allowances for anticipated losses, as required.

Comprehensive Income

The Company has adopted SFAS No. 130 (ASC220-10), "Reporting Comprehensive Income." This statement establishes standards for reporting comprehensive income and its components in a financial statement. Comprehensive income as defined includes all changes in equity (net assets) during a period from non-owner sources. Examples of items to be included in comprehensive income, which are excluded from net income, include foreign currency translation adjustments and unrealized gains and losses on available-for-sale securities. Comprehensive income (loss) is not presented in the Company's financial statements since there is no difference between net loss and comprehensive loss in any period presented.

Stock Based Compensation

Stock-based compensation is accounted for at fair value in accordance with ASC 718.  During the three months ended March 31, 2012, the Company has not adopted a stock option plan and has not granted any stock options.

Stock-based compensation represents the cost related to common stock and options to purchase common stock granted to employees and related parties of the Company. The Company determines the cost of common stock grants at the date the common stock was issued, based on the quoted market price of the Company’s common stock and recognizes the cost as expense over the requisite service period. The Company estimates the fair value of all warrants and options issued during the period using the Black-Scholes option-pricing model with the assumptions appropriate to the circumstances of the Company at the time of the transaction. There were no options or warrants issued during the three months ended March 31, 2012.

The Company records deferred tax assets for awards that result in deductions on the Company’s income tax returns, based on the amount of compensation cost recognized and the Company’s statutory tax rate in the jurisdiction in which it will receive a deduction. Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported on the Company’s income tax return are recorded in Additional Paid-In Capital.

Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (FASB) introduced a framework for measuring fair value and expanded required disclosure about fair value measurements of assets and liabilities.  The Company adopted the standard for those financial assets and liabilities as of the beginning of the 2008 fiscal year and the impact of adoption was not significant. FASB Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

The Company applied ASC 820 for all non-financial assets and liabilities measured at fair value on a non-recurring basis. Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of March 31, 2012. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash, investments, accounts payable, accrued expenses, accrued interest, license fee payable, due to related parties, and advances from an officer. The fair value of the Company’s notes payable is estimated based on current rates that would be available for debt of similar terms which is not significantly different from its stated value.

Financial Asset	Total	Level 1	Level 2	Level 3
Investment, at cost	$ 355,000			$ 355,000
	$ 355,000	$ --	$ --	$ 355,000

Property and equipment

Property and equipment is recorded at cost. Depreciation is provided on a straight-line basis over estimated useful lives of the assets.

Expenditures for maintenance and repairs are charged to operations as incurred while renewals and betterments are capitalized.  Gains and losses on disposals are included in the results of operations.

Revenue Recognition

The Company generates revenue from the sale of products on its web sites and through other channels, the sale of advertisements on radio stations it operated and service fees from the sale of debit cards. The Company recognizes revenue for these product sales when the product is shipped to the customer.  The Company recognizes revenue from the radio stations it operated when advertisements were aired.  The Company recognizes service fee revenue from the sale of debit cards at the time the customer is sent the debit card.  Shipping and handling costs are recorded as revenue and related costs are charged to cost of sales.

Income Taxes

Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Impairment of Long-Lived Assets

In October 2001, the FASB issued SFAS No. 144 (ASC 360), "Accounting for Impairment or Disposal of Long-Lived Assets".  This statement also amends ARB No. 51 (ASC 810), "Consolidated Financial Statements", to eliminate the exception to consolidation for a subsidiary for which control is likely to be impaired. SFAS No. 144 (ASC 360) requires that long-lived assets  to be  disposed  of by sale,  including  those of  discontinued operations,  be measured at the lower of carrying  amount or fair value less cost to sell,  whether  reported in  continuing  operations  or in discontinued  operations.  SFAS No. 144 (ASC 360)  broadens  the  reporting  of discontinued  operations  to include all  components  of an entity with operations  that can be  distinguished  from the rest of the entity and that will be eliminated from the ongoing  operations of the entity in a disposal  transaction.  SFAS No. 144 (ASC 360) also establishes a "primary-asset" approach to determine the cash flow estimation period for a group of assets and liabilities that represents the unit of accounting for a long-lived asset to be held and used. The Company's adoption effective January 1, 2002 did not have a material impact to the Company's financial position or results of operations.

Earnings (Loss) Per Share

The Company reports earnings (loss) per share in accordance with SFAS No. 128 (ASC 260), "Earnings per Share." Basic earnings (loss) per share are computed by dividing income (loss) available to common shareholders by the weighted average number of common shares available.  Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share  except  that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.  Diluted earnings (loss) per share have not been presented since the effect of the assumed conversion of options and warrants to purchase common shares would have an anti-dilutive effect.  The following potential common shares have been excluded from the computation of diluted net loss per share for the three months ended March 31, 2012 and 2011 respectively because the effect would have been anti-dilutive:

	2012	2011
Conversion of Series A preferred stock	44,500	44,500
Conversion of Series B preferred stock	8,500,000	8,500,000
Conversion of Series C preferred stock	14,777,500	14,777,500
Total	23,322,000	23,322,000

All warrants and stock options were cancelled during the year ended December 31, 2007.

Non-Controlling Interest

In December 2007, the FASB issued SFAS No. 160 (ASC 810), “Non-controlling Interests in Consolidated Financial Statements, an amendment of ARB No. 51 (ASC 810)”, which addresses the accounting and reporting framework for minority interests by a parent company. SFAS 160 (ASC 810) also addresses disclosure requirements to distinguish between interests of the parent and interests of the non-controlling owners of a subsidiary. SFAS 160 (ASC 810) became effective beginning with our first quarter of 2009. We will be reporting minority interest as a component of equity in our Consolidated Balance Sheets and below income tax expense in our Consolidated Statement of Operations. As minority interest will be recorded below income tax expense, it will have an impact to our total effective tax rate, but our total taxes will not change. For comparability, we will be retrospectively applying the presentation of our prior year balances in our Consolidated Financial Statements.

Recently Issued Accounting Pronouncements

Except for rules and interpretive releases of the SEC under authority of federal securities laws and a limited number of grandfathered standards, the FASB Accounting Standards Codification™ (“ASC”) is the sole source of authoritative GAAP literature recognized by the FASB and applicable to the Company. The Company has reviewed the FASB issued Accounting Standards Update (“ASU”) accounting pronouncements and interpretations thereof that have effectiveness dates during the periods reported and in future periods. The Company has carefully considered the new pronouncements that alter previous generally accepted accounting principles and does not believe that any new or modified principles will have a material impact on the corporation’s reported financial position or operations in the near term.  The applicability of any standard is subject to the formal review of our financial management and certain standards are under consideration.